TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The Plan has adopted a non-standardized prototype plan for which the Internal Revenue Service (“IRS”) has issued a favorable opinion letter covering the qualification of the Plan. The Plan Administrators and the Plan’s tax counsel do not anticipate that changes in the Plan after the date of the IRS opinion letter will affect the qualified and tax-exempt status of the Plan. Accordingly, the financial statements of the Plan do not include provisions, assets or liabilities related to income taxes.

U.S. GAAP requires management to evaluate income tax positions taken by the Plan and to recognize an income tax liability if the Plan has taken an uncertain tax position that more likely than not would not be sustained upon examination by taxing authorities. The Plan Administrators analyzed the tax positions taken by the Plan and have concluded that as of December 31, 2025 and December 31, 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by tax jurisdictions for tax years for which the applicable statutes of limitations have not expired; however, there are currently no audits for any tax periods in progress.